Share-based awards - Schedule of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Sep. 30, 2025 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			622,292
Granted (in shares) | shares			118,902
Exercised (in shares) | shares			(65,894)
Forfeited/Expired (in shares) | shares			(15,576)
Outstanding at end of period (in shares) | shares	659,724	622,292	659,724
Exercisable at end of period (in shares) | shares	424,978		424,978
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 170.52
Granted (in USD per share) | $ / shares			185.18
Exercised (in USD per share) | $ / shares			111.04
Forfeited/Expired (in USD per share) | $ / shares			252.40
Outstanding at end of period (in USD per share) | $ / shares	$ 177.17	$ 170.52	177.17
Exercisable at end of period (in USD per share) | $ / shares	$ 152.58		$ 152.58
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 1 month 6 days	3 years 10 months 28 days
Weighted average contractual term of options exercisable	2 years 10 months 6 days